OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING LEASES
Schedule of property on operating lease

	December 31, 2017	December 31, 2018
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(15,149,677)	(16,932,130)
	37,899,536	36,117,083

Schedule of future minimum rental income under non-cancelable operating lease

Minimum
Rentals Amount
RMB
Year ended December 31:
2019	3,630,265
2020	598,355
2021	—
2022	—
2023	—
4,228,620